Marketable securities (Tables)	3 Months Ended
Mar. 31, 2024
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI
Marketable securities
$’000
Fair value
At January 1, 2024	88,667
Accrued interest	1,055
Interest received	(268)
Redemptions and disposals of marketable securities	(3,800)
Revaluation adjustment	(493)
At March 31, 2024	85,161

Overall Movement through OCI
The movement through OCI for the three months ended March 31, 2024, and March 31, 2023, is shown in the table below:

	Three Months Ended March 31,
	2024	2023
	$’000	$'000
Revaluation adjustments	(493)	525
Movement of expected credit losses on assets measured at FVOCI	(50)	199
Movement on marketable securities through OCI	(543)	724